Total
IQ Real Return ETF
IQ Real Return ETF
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Bloomberg IQ Multi-Asset Inflation Index (the “Underlying Index”).

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	IQ Real Return ETF IQ Real Return ETF USD ($)
Shareholder Fees (fees paid directly from your investment):	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	IQ Real Return ETF IQ Real Return ETF
Management Fee	0.29%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.01%
Acquired Fund Fees & Expenses	0.05%	[1]
Total Annual Fund Operating Expenses	0.35%
Fee Waiver	0.06%	[2]
Total Annual Fund Operating Expenses After Fee Waiver	0.29%
[1]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees & Expenses. Acquired Fund Fees & Expenses represent the Fund’s pro rata share of fees and expenses incurred indirectly as a result of investing in other funds, including ETFs and money market funds.
[2]	IndexIQ Advisors LLC (the “Advisor”) has contractually agreed to waive a portion of the management fee equal to 0.06% of average daily net assets. The agreement will remain in effect permanently unless terminated by the Board of Trustees of the Fund.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
IQ Real Return ETF | IQ Real Return ETF | USD ($)	30	93	163	368

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Shares.

Principal Investment Strategies
The Fund employs a “passive management” — or indexing — investment approach designed to track the performance of the Bloomberg IQ Multi-Asset Inflation Index (the “Underlying Index”), which has been developed by Bloomberg Index Services Limited (the “Index Provider”). The Underlying Index seeks to provide investors with a hedge against the inflation rate by providing diversified exposure to assets expected to benefit directly or indirectly from increases in the prices of goods and services (e.g., inflation) that have exhibited positive correlation to the Consumer Price Index (“CPI”) over long-term historical periods. CPI, which is published by the Bureau of Labor Statistics, is a measure of the average change in prices over time of goods and services purchased by households.
The Fund principally invests in securities included in the Underlying Index, which is comprised of U.S. Treasury Inflation-Protected Securities (“TIPS”) of short-, intermediate-, and long-term, U.S. large capitalization equity securities and commodities, which may include direct exposure to commodities or exposure through ETFs and/or other exchange-traded vehicles or other instruments. The Underlying Index typically consists of 500 to 600 component securities.
The Underlying Index construction process is based on the premise that capital market returns tend to be forward looking and anticipate economic developments, including inflation expectations. Since the Underlying Index’s objective is to provide diversified exposure to assets expected to benefit directly or indirectly from inflation, the index construction process rebalances the weights of the Underlying Index components on a monthly basis. Upon rebalancing, the exposures of the Underlying Index consist of:
•
60% short-, intermediate-, and long-term TIPS with a bias toward shorter duration TIPS, which are weighted based on market value;

•
30% U.S. large-capitalization equity securities, which are weighted based on a modified market capitalization methodology to provide overweight exposure to securities in sectors expected to benefit from inflation; and

•
10% commodities, typically through investments in ETFs and/or other exchange-traded vehicles which are weighted in a fixed allocation.

To the extent that the Fund’s Underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investment to approximately the same extent as its Underlying Index. The Fund also may invest in one or more ETFs advised by the Advisor (“Affiliated ETFs”) that are not components of the index if such an investment will help the Fund track the Underlying Index.

Principal Risks
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with its benchmark over time. The table that follows the bar chart shows the Fund’s average annual total return, both before and after taxes. The Bloomberg U.S. Treasury Inflation Notes 1-10 Year Index measures the performance of the US Treasury Inflation Protected Securities (TIPS) market with less than 10 years to maturity.
Effective February 22, 2022, the Fund changed its underlying index and modified its principal investment strategies. The past performance in the bar chart and table prior to that date reflects the Fund’s prior underlying index and investment strategies.
All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense reimbursement in effect, if such waivers or reimbursements were not in place, the Fund’s performance would be reduced. Fund performance current to the most recent month-end is available by calling 1-888-474-7725 or by visiting newyorklifeinvestments.com/etf.

The Fund’s year-to-date total return as of June 30, 2023 was 4.14%.
Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	3.87%	4Q/2022
Lowest Return	-7.00%	2Q/2022

Average Annual Total Returns as of December 31, 2022
Average Annual Returns - IQ Real Return ETF		1 Year	5 Years	10 Years
IQ Real Return ETF		(7.48%)	(0.54%)	0.27%
After Taxes on Distributions | IQ Real Return ETF	[1]	(8.50%)	(1.13%)	(0.06%)
After Taxes on Distributions and Sale of Fund Shares | IQ Real Return ETF	[1]	(4.23%)	(0.61%)	0.10%
Bloomberg IQ Multi-Asset Inflation Index (reflects no deduction for fees, expenses or taxes)	[2]	(7.43%)
Bloomberg U.S. Treasury Inflation Notes 1-10 Year Index (reflects no deduction for fees, expenses or taxes)		(7.34%)	2.50%	1.29%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund Shares at the end of the measurement period.
[2]	Since the Underlying Index had an inception date of June 17, 2022, performance data is not available for all periods shown in the table, because performance data does not exist for the entirety of some of the periods shown.